Long term Note Payable (Details) - USD ($)	Sep. 30, 2016	Jan. 05, 2016	Sep. 30, 2015	Feb. 28, 2014
Long term Note Payable Details
Logistica agreed to remit payment				$ 400,000
Amount Company Previously remitted for equipment purchase				100,000
Company agreed to deliver a promissory note for a deposit on the purchase of heavy mining equipment				$ 400,000
Company issued shares of common stock to a designee of Logistica				2,500,000
Annual interest rate that accrues on the promissory note				4.50%
Discount to note equal to relative fair value of the common shares, being amortized over the expected life of the note through Oct. 31, 2015				$ 222,222
Amortization expense recognized during the period			$ 158,559
Outstanding balance under this note payable	$ 400,000
Accrued interest on this note during the period	$ 46,603
Future issuance of restricted shares under the new agreement		10,000,000
Elimination of accrued liability to Logistica for prior services rendered		$ 100,000